UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended September 30, 2006


Institutional Investment Manager Filing this Report:


Banc of America Investment Services, Inc.
101 South Tryon Street
Charlotte, NC  28255

Form 13F File Number: 028-10891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ronald J. Newth
CAO/SVP
617-434-5225

Signature, Place, and Date of Signing:




/s/ Ronald J. Newth
Charlotte, NC
October 23, 2006

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

 /TEXT
 /DOCUMENT
 /SUBMISSION